Putnam Sustainable Future ETF
The fund's portfolio
5/31/23 (Unaudited)

COMMON STOCKS (95.9%)(a)
	Shares	Value
Biotechnology (6.0%)
Ascendis Pharma A/S ADR (Denmark)(NON)	11,054	$961,366
Compass Pathways PLC ADR (United Kingdom)(NON)	72,631	533,112
Exact Sciences Corp.(NON)	35,466	2,893,316
Regeneron Pharmaceuticals, Inc.(NON)	3,892	2,862,800
Rocket Pharmaceuticals, Inc.(NON)	50,726	1,061,695
Sarepta Therapeutics, Inc.(NON)	6,073	750,623
Twist Bioscience Corp.(NON)	32,078	485,982

		9,548,894
Capital markets (1.9%)
MSCI, Inc.	6,292	2,960,575

		2,960,575
Chemicals (0.3%)
Ginkgo Bioworks Holdings, Inc.(NON)	334,316	528,219

		528,219
Commercial services and supplies (5.4%)
Casella Waste Systems, Inc. Class A(NON)	40,009	3,607,211
Cintas Corp.	10,406	4,913,089

		8,520,300
Construction and engineering (1.5%)
Quanta Services, Inc.	13,044	2,316,354

		2,316,354
Consumer staples distribution and retail (2.3%)
Sprouts Farmers Market, Inc.(NON)	103,166	3,565,417

		3,565,417
Diversified telecommunication services (1.5%)
Liberty Global PLC Class C (United Kingdom)(NON)	142,651	2,427,920

		2,427,920
Electric utilities (1.9%)
Constellation Energy Corp.	28,214	2,370,540
NextEra Energy, Inc.	7,675	563,806

		2,934,346
Electrical equipment (1.2%)
Regal Rexnord Corp.	14,452	1,877,170

		1,877,170
Electronic equipment, instruments, and components (1.2%)
Trimble Inc.(NON)	40,641	1,896,715

		1,896,715
Financial services (1.9%)
Mastercard, Inc. Class A	8,080	2,949,362

		2,949,362
Health care equipment and supplies (7.6%)
Cooper Cos., Inc. (The)	9,784	3,635,050
Dexcom, Inc.(NON)	44,703	5,241,874
IDEXX Laboratories, Inc.(NON)	6,681	3,105,128

		11,982,052
Health care providers and services (1.3%)
HealthEquity, Inc.(NON)	38,666	2,118,897

		2,118,897
Health care technology (1.5%)
Veeva Systems, Inc. Class A(NON)	13,817	2,289,477

		2,289,477
Hotels, restaurants, and leisure (6.0%)
Chipotle Mexican Grill, Inc.(NON)	3,268	6,785,968
First Watch Restaurant Group, Inc.(NON)	46,229	815,942
Vail Resorts, Inc.	7,450	1,811,840

		9,413,750
Interactive media and services (1.4%)
Pinterest, Inc. Class A(NON)	95,333	2,282,272

		2,282,272
IT Services (2.1%)
Gartner, Inc.(NON)	9,449	3,239,684

		3,239,684
Life sciences tools and services (7.2%)
Bio-Rad Laboratories, Inc. Class A(NON)	5,834	2,178,124
Danaher Corp.	12,174	2,795,394
ICON PLC (Ireland)(NON)	10,813	2,303,493
Thermo Fisher Scientific, Inc.	8,172	4,155,135

		11,432,146
Machinery (2.1%)
Federal Signal Corp.	62,435	3,308,431

		3,308,431
Mortgage real estate investment trusts (REITs) (1.0%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	67,799	1,595,310

		1,595,310
Pharmaceuticals (1.6%)
Zoetis, Inc.	15,568	2,537,740

		2,537,740
Professional services (3.9%)
Ceridian HCM Holding, Inc.(NON)	24,987	1,545,446
Planet Labs PBC(NON)	379,415	1,741,515
Verra Mobility Corp.(NON)	163,519	2,882,840

		6,169,801
Semiconductors and semiconductor equipment (6.7%)
Applied Materials, Inc.	19,713	2,627,743
ASML Holding NV (NY Reg Shares) (Netherlands)	4,189	3,028,354
NVIDIA Corp.	9,358	3,540,506
SolarEdge Technologies, Inc. (Israel)(NON)	4,894	1,393,958

		10,590,561
Software (21.4%)
Adobe, Inc.(NON)	8,460	3,534,503
Atlassian Corp. Class A(NON)	12,007	2,170,746
Cadence Design Systems, Inc.(NON)	24,920	5,754,277
CrowdStrike Holdings, Inc. Class A(NON)	25,352	4,059,616
Dynatrace, Inc.(NON)	65,957	3,363,147
Fair Isaac Corp.(NON)	1,794	1,413,080
Palo Alto Networks, Inc.(NON)	19,764	4,217,440
Roper Technologies, Inc.	7,942	3,607,415
ServiceNow, Inc.(NON)	6,792	3,700,146
Zscaler, Inc.(NON)	15,468	2,095,605

		33,915,975
Specialized REITs (0.8%)
Weyerhaeuser Co.(R)	43,748	1,253,818

		1,253,818
Specialty retail (1.1%)
Ulta Beauty, Inc.(NON)	4,423	1,812,678

		1,812,678
Textiles, apparel, and luxury goods (3.6%)
Levi Strauss & Co. Class A	176,314	2,332,634
Lululemon Athletica, Inc. (Canada)(NON)	9,896	3,284,779

		5,617,413
Trading companies and distributors (1.5%)
Core & Main, Inc. Class A(NON)	87,003	2,326,460

		2,326,460

Total common stocks (cost $146,963,481)		$151,411,737

SHORT-TERM INVESTMENTS (4.1%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.76%(AFF)	6,521,553	$6,521,553

Total short-term investments (cost $6,521,553)		$6,521,553
TOTAL INVESTMENTS

Total investments (cost $153,485,034)		$157,933,290

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through May 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $157,834,127.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/23
Short-term investments
	Putnam Government Money Market Fund*	$—	$16,537,193	$10,015,640	$69,078	$6,521,553

	Total Short-term investments	$—	$16,537,193	$10,015,640	$69,078	$6,521,553
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$4,710,192	$—	$—
Consumer discretionary	16,843,841	—	—
Consumer staples	3,565,417	—	—
Financials	7,505,247	—	—
Health care	39,909,206	—	—
Industrials	24,518,516	—	—
Information technology	49,642,935	—	—
Materials	528,219	—	—
Real estate	1,253,818	—	—
Utilities	2,934,346	—	—

Total common stocks	151,411,737	—	—
Short-term investments	6,521,553	—	—

Totals by level	$157,933,290	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com